Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Oct. 12, 2018
C000204809
Account Value [Line Items]
Line Graph and Table Measure Name	KBI Global Investors Aquarius Fund, Institutional Shares
Account Value	$ 202,184	$ 188,942	$ 163,340	$ 145,630	$ 159,347	$ 108,505	$ 103,749	$ 100,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 210,751	$ 181,879	$ 155,427	$ 137,656	$ 153,778	$ 115,465	$ 107,711	$ 100,000